UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2003 Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Gail Yano
Title:                 Compliance Officer
Phone:                 301-951-5288 x104
Signature,             Place,                       and Date of Signing:
Gail Yano              Chevy Chase, Maryland        October 17, 2003
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      88
Form 13F Information Table Value Total:      $87,368

List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      659     9542 SH       SOLE                                       9542
ALLTEL Corp                    COM              020039103      378     8165 SH       SOLE                                       8165
Abbott Laboratories            COM              002824100     2110    49594 SH       SOLE                                      49594
Adobe Systems Inc              COM              00724F101     1321    33542 SH       SOLE                                      33542
Affiliated Computer            COM              008190100      877    18002 SH       SOLE                                      18002
Aflac                          COM              001055102      360    11153 SH       SOLE                                      11153
Amer Intl Group                COM              026874107     1486    25752 SH       SOLE                                      25752
American Pwr Convsn            COM              029066107      993    57373 SH       SOLE                                      57373
Amgen Inc.                     COM              031162100      263     4083 SH       SOLE                                       4083
Apollo Group A                 COM              037604105      742    11238 SH       SOLE                                      11238
Automatic Data Proc            COM              053015103     1208    33708 SH       SOLE                                      33708
Autozone Inc                   COM              053332102     1293    14446 SH       SOLE                                      14446
Avery Dennison Corp            COM              053611109      568    11237 SH       SOLE                                      11237
BB&T Corp                      COM              054937107      761    21203 SH       SOLE                                      21203
BP PLC Spons Adr               COM              055622104     1236    29347 SH       SOLE                                      29347
BankAmerica Corp               COM              060505104      265     3402 SH       SOLE                                       3402
Bed Bath & Beyond              COM              075896100     1970    51485 SH       SOLE                                      51485
Bemis Co                       COM              081437105      817    18452 SH       SOLE                                      18452
Cardinal Health Inc            COM              14149Y108     2104    36034 SH       SOLE                                      36034
Cintas Corp                    COM              172908105     1554    41995 SH       SOLE                                      41995
Columbia Bancorp               COM              197227101      264     9829 SH       SOLE                                       9829
Cousins Properties             COM              222795106      507    18260 SH       SOLE                                      18260
Dover Corp                     COM              260003108     2164    61184 SH       SOLE                                      61184
EMC Corporation                COM              268648102      138    10892 SH       SOLE                                      10892
Ecolab                         COM              278865100      398    15772 SH       SOLE                                      15772
Emerson Electric Co            COM              291011104     1760    33437 SH       SOLE                                      33437
Equity Office                  COM              294741103      229     8325 SH       SOLE                                       8325
Expeditors Int'l Wash          COM              302130109     1925    55973 SH       SOLE                                      55973
Exxon Mobil Corp               COM              30231G102     1638    44755 SH       SOLE                                      44755
Fair Isaac & Co.               COM              303250104     1372    23267 SH       SOLE                                      23267
Fastenal Co                    COM              311900104      868    22976 SH       SOLE                                      22976
Fedl Natl Mtg Assoc            COM              313586109      374     5321 SH       SOLE                                       5321
Fifth Third BankCorp           COM              316773100      701    12614 SH       SOLE                                      12614
Fiserv Inc.                    COM              337738108     1450    39950 SH       SOLE                                      39950
Gannett Co                     COM              364730101     1392    17941 SH       SOLE                                      17941
General Electric Co            COM              369604103      939    31503 SH       SOLE                                      31503
Golden West Fin'l              COM              381317106      404     4515 SH       SOLE                                       4515
Grainger (WW) Inc              COM              384802104     1062    22328 SH       SOLE                                      22328
Health Mgmt Assoc              COM              421933102     1193    54684 SH       SOLE                                      54684
Home Depot                     COM              437076102     1169    36718 SH       SOLE                                      36718
Idexx Labs                     COM              45168D104      561    13181 SH       SOLE                                      13181
Illinois Tool Works            COM              452308109     2250    33952 SH       SOLE                                      33952
Jefferson-Pilot Corp           COM              475070108      559    12602 SH       SOLE                                      12602
Johnson & Johnson              COM              478160104     1568    31659 SH       SOLE                                      31659
Kimberly Clark                 COM              494368103      221     4297 SH       SOLE                                       4297
Kimco Realty Corp              COM              49446R109     1166    28456 SH       SOLE                                      28456
Kinder Morgan Energy Ptnrs LP  COM              494550106      710    16578 SH       SOLE                                      16578
Kohls Corp                     COM              500255104      476     8902 SH       SOLE                                       8902
Linear Technology Corp         COM              535678106      914    25448 SH       SOLE                                      25448
Lowes Cos Inc                  COM              548661107      585    11266 SH       SOLE                                      11266
Marsh & McLennan               COM              571748102     1240    26036 SH       SOLE                                      26036
Maxim Integrated Prod          COM              57772K101      566    14380 SH       SOLE                                      14380
McCormick & Co                 COM              579780206     2313    84344 SH       SOLE                                      84344
Medtronic Inc                  COM              585055106      272     5787 SH       SOLE                                       5787
Merck & Co                     COM              589331107     1377    27209 SH       SOLE                                      27209
Microchip Technology           COM              595017104      292    12184 SH       SOLE                                      12184
Microsoft Corp                 COM              594918104     1928    69368 SH       SOLE                                      69368
Minerals Techn                 COM              603158106      824    16192 SH       SOLE                                      16192
Molex Inc                      COM              608554101      454    15895 SH       SOLE                                      15895
Molex Inc Cl A                 COM              608554200      509    20802 SH       SOLE                                      20802
Nokia Corporation              COM              654902204      360    23092 SH       SOLE                                      23092
Omnicom Group                  COM              681919106     1337    18606 SH       SOLE                                      18606
Patterson Dental               COM              703412106     1235    21454 SH       SOLE                                      21454
Paychex Inc                    COM              704326107     1554    45584 SH       SOLE                                      45584
Procter & Gamble Co            COM              742718109     1920    20684 SH       SOLE                                      20684
Prologis Tr                    COM              743410102      353    11668 SH       SOLE                                      11668
Qualcomm Inc                   COM              747525103      302     7240 SH       SOLE                                       7240
RPM Inc                        COM              749685103      433    33163 SH       SOLE                                      33163
Royal Dutch Petrol             COM              780257804      401     9077 SH       SOLE                                       9077
Sigma-Aldrich Corp             COM              826552101     1803    34567 SH       SOLE                                      34567
Staples Inc                    COM              855030102     1233    51711 SH       SOLE                                      51711
Starbucks Corp                 COM              855244109      992    34429 SH       SOLE                                      34429
Stryker Corp                   COM              863667101     1957    25986 SH       SOLE                                      25986
SunTrust Banks Inc             COM              867914103     1213    20089 SH       SOLE                                      20089
Sysco Corp                     COM              871829107     1562    47766 SH       SOLE                                      47766
Teleflex Inc                   COM              879369106     1754    40387 SH       SOLE                                      40387
Valspar Corp                   COM              920355104     2240    48013 SH       SOLE                                      48013
WGL Holdings Inc.              COM              92924f106      292    10580 SH       SOLE                                      10580
Wal-Mart Stores                COM              931142103     1492    26722 SH       SOLE                                      26722
Walgreen Co                    COM              931422109     1618    52798 SH       SOLE                                      52798
Washington REIT                COM              939653101      348    11998 SH       SOLE                                      11998
Weingarten Rlty Inv            COM              948741103      576    12810 SH       SOLE                                      12810
Whole Foods Market             COM              966837106      820    14864 SH       SOLE                                      14864
Wrigley (Wm) Jr.               COM              982526105      734    13282 SH       SOLE                                      13282
Wyeth Co                       COM              983024100      278     6030 SH       SOLE                                       6030
Zimmer Holdings Inc            COM              98956P102      258     4676 SH       SOLE                                       4676
Dodge & Cox Stock                               256219106      261 2584.849 SH       SOLE                                   2584.849
Vngrd Windsor II                                922018205      345 14650.174SH       SOLE                                  14650.174